Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (5.9%)
	Scotts Miracle-Gro Co.	782,545	191,700
	Mosaic Co.	5,046,410	159,517
	Steel Dynamics Inc.	2,954,287	149,960
	Reliance Steel & Aluminum Co.	938,687	142,953
	Cleveland-Cliffs Inc.	6,641,667	133,564
	United States Steel Corp.	3,488,955	91,306
*	Alcoa Corp.	2,620,422	85,137
	Huntsman Corp.	2,931,266	84,508
	Timken Co.	1,005,870	81,646
	Olin Corp.	2,105,879	79,960
	Ashland Global Holdings Inc.	896,144	79,551
	CF Industries Holdings Inc.	1,581,982	71,790
	Valvoline Inc.	2,678,547	69,830
*	Hexcel Corp.	1,235,521	69,189
	Chemours Co.	2,439,516	68,087
	UFP Industries Inc.	858,204	65,086
	Avient Corp.	1,348,863	63,761
	W R Grace & Co.	977,814	58,532
	Element Solutions Inc.	3,102,128	56,738
	Commercial Metals Co.	1,773,512	54,695
*	Univar Solutions Inc.	2,502,972	53,914
	Sensient Technologies Corp.	626,826	48,892
	Hecla Mining Co.	7,909,316	45,004
	Cabot Corp.	837,813	43,935
	Stepan Co.	315,455	40,097
	Minerals Technologies Inc.	500,492	37,697
	Innospec Inc.	363,995	37,379
	Boise Cascade Co.	578,946	34,638
	Worthington Industries Inc.	501,827	33,668
	Mueller Industries Inc.	801,590	33,146
	Compass Minerals International Inc.	502,262	31,502
	Domtar Corp.	815,171	30,121
*	Coeur Mining Inc.	3,243,253	29,287
	Carpenter Technology Corp.	709,116	29,180
	Tronox Holdings plc Class A	1,589,977	29,097
	Kaiser Aluminum Corp.	233,754	25,830
	Schweitzer-Mauduit International Inc.	462,268	22,637
*	GCP Applied Technologies Inc.	868,561	21,314
	Westlake Chemical Corp.	237,343	21,074
	Materion Corp.	300,035	19,874
*	Arconic Corp.	734,956	18,660

		Shares	Market Value ($000)
*	Kraton Corp.	447,880	16,388
*,1	MP Materials Corp.	441,277	15,864
	Schnitzer Steel Industries Inc. Class A	363,191	15,178
	Glatfelter Corp.	658,504	11,293
*	Koppers Holdings Inc.	297,556	10,343
	PQ Group Holdings Inc.	605,497	10,112
	Tredegar Corp.	426,359	6,400
	FutureFuel Corp.	389,772	5,663
			2,635,697
Consumer Discretionary (17.4%)
*	L Brands Inc.	3,288,248	203,411
	Williams-Sonoma Inc.	1,132,201	202,890
*	Tapestry Inc.	4,108,391	169,307
	Newell Brands Inc.	5,648,916	151,278
*	Norwegian Cruise Line Holdings Ltd.	5,373,659	148,259
*,1	GameStop Corp. Class A	773,337	146,795
	Lithia Motors Inc. Class A	371,144	144,780
	Kohl's Corp.	2,332,380	139,033
	Nielsen Holdings plc	5,287,445	132,979
*	Alaska Air Group Inc.	1,827,958	126,513
*	Gap Inc.	4,147,687	123,518
	Service Corp. International	2,376,977	121,345
	Polaris Inc.	870,489	116,210
*	Capri Holdings Ltd.	2,234,208	113,945
*	American Airlines Group Inc.	4,724,409	112,913
*	PVH Corp.	1,052,033	111,200
	New York Times Co. Class A	2,093,246	105,960
*	Marriott Vacations Worldwide Corp.	607,764	105,860
	Thor Industries Inc.	776,883	104,677
*	Mattel Inc.	5,147,078	102,530
	Hanesbrands Inc.	5,151,105	101,322
*	AutoNation Inc.	1,033,132	96,309
	Wyndham Hotels & Resorts Inc.	1,377,932	96,152
*	JetBlue Airways Corp.	4,643,545	94,450
*	Terminix Global Holdings Inc.	1,948,619	92,891
	Toll Brothers Inc.	1,631,469	92,553
*	BJ's Wholesale Club Holdings Inc.	2,026,789	90,922
	Harley-Davidson Inc.	2,264,290	90,798
	Leggett & Platt Inc.	1,963,738	89,645
	Foot Locker Inc.	1,537,862	86,505
	Interpublic Group of Cos. Inc.	2,892,689	84,467
	Lear Corp.	443,444	80,374
	AMERCO	130,315	79,831
*	Ralph Lauren Corp. Class A	641,324	78,985
	Travel + Leisure Co.	1,269,174	77,623
*	Helen of Troy Ltd.	360,186	75,877
*	Macy's Inc.	4,588,592	74,289
*	TripAdvisor Inc.	1,351,828	72,715
	Aramark	1,879,340	71,001
*	Sabre Corp.	4,687,401	69,420
*	Deckers Outdoor Corp.	208,063	68,748
	Qurate Retail Inc. Class A	5,726,581	67,345
*,1	AMC Entertainment Holdings Inc. Class A	6,513,814	66,506
	Dick's Sporting Goods Inc.	873,201	66,494
	American Eagle Outfitters Inc.	2,207,721	64,554
*	Nordstrom Inc.	1,630,681	61,754
*	Under Armour Inc. Class A	2,774,522	61,483
	TEGNA Inc.	3,238,918	60,989

		Shares	Market Value ($000)
	Cracker Barrel Old Country Store Inc.	350,314	60,562
*	Goodyear Tire & Rubber Co.	3,445,445	60,536
	KB Home	1,286,814	59,875
	H&R Block Inc.	2,710,214	59,083
*	Asbury Automotive Group Inc.	284,773	55,958
*	Taylor Morrison Home Corp. Class A	1,807,780	55,698
	Murphy USA Inc.	382,329	55,270
*	Carter's Inc.	612,408	54,461
*	Under Armour Inc. Class C	2,936,076	54,200
	Wendy's Co.	2,648,082	53,650
*	Spirit Airlines Inc.	1,443,977	53,283
*	Avis Budget Group Inc.	722,207	52,389
	Dana Inc.	2,135,703	51,962
*	Meritage Homes Corp.	554,210	50,943
*	Bed Bath & Beyond Inc.	1,700,932	49,582
	MDC Holdings Inc.	828,839	49,233
*	Hyatt Hotels Corp. Class A	579,938	47,961
*	Brinker International Inc.	672,180	47,765
	Extended Stay America Inc.	2,361,440	46,638
	Wolverine World Wide Inc.	1,212,869	46,477
*	Cardlytics Inc.	422,089	46,303
	Rent-A-Center Inc.	760,594	43,856
	PROG Holdings Inc.	994,955	43,072
*	Signet Jewelers Ltd.	734,831	42,606
	Cooper Tire & Rubber Co.	744,392	41,671
*	Coty Inc. Class A	4,533,992	40,851
*	SkyWest Inc.	743,940	40,530
	Group 1 Automotive Inc.	254,056	40,088
	Penske Automotive Group Inc.	474,687	38,089
	Big Lots Inc.	548,758	37,480
	Kontoor Brands Inc.	761,096	36,936
	Herman Miller Inc.	871,612	35,867
*	Tri Pointe Homes Inc.	1,756,141	35,755
*	Cheesecake Factory Inc.	609,421	35,657
*	ODP Corp.	792,132	34,291
	John Wiley & Sons Inc. Class A	625,061	33,878
*	Sally Beauty Holdings Inc.	1,667,020	33,557
	PriceSmart Inc.	340,924	32,984
*	Urban Outfitters Inc.	866,650	32,231
	Graham Holdings Co. Class B	56,481	31,767
*	Bloomin' Brands Inc.	1,171,937	31,701
*	Abercrombie & Fitch Co. Class A	922,582	31,654
*,1	Luminar Technologies Inc.	1,293,344	31,441
	Rush Enterprises Inc. Class A	620,152	30,902
*	Cinemark Holdings Inc.	1,484,385	30,296
	La-Z-Boy Inc.	684,928	29,096
*	KAR Auction Services Inc.	1,921,115	28,817
*	Knowles Corp.	1,355,805	28,363
*	Adtalem Global Education Inc.	701,495	27,737
*	Central Garden & Pet Co. Class A	515,246	26,736
*	Michaels Cos. Inc.	1,200,079	26,330
*	Allegiant Travel Co. Class A	102,876	25,108
	HNI Corp.	632,762	25,032
*	Lions Gate Entertainment Corp. Class B	1,721,348	22,205
*	GoPro Inc. Class A	1,813,979	21,115
*	AMC Networks Inc. Class A	394,389	20,966
	Oxford Industries Inc.	238,555	20,855
*	Dine Brands Global Inc.	230,204	20,725

		Shares	Market Value ($000)
	Steven Madden Ltd.	555,372	20,693
	Sinclair Broadcast Group Inc. Class A	698,422	20,436
	Acushnet Holdings Corp.	493,826	20,410
*	Overstock.com Inc.	299,083	19,817
*	Laureate Education Inc. Class A	1,433,586	19,482
*	G-III Apparel Group Ltd.	646,165	19,475
*	Hawaiian Holdings Inc.	684,741	18,262
*	BJ's Restaurants Inc.	313,190	18,190
	Matthews International Corp. Class A	445,579	17,623
	Buckle Inc.	438,477	17,223
	Sturm Ruger & Co. Inc.	258,735	17,095
*	Meredith Corp.	568,060	16,917
	Steelcase Inc. Class A	1,171,546	16,859
*	Fisker Inc.	960,094	16,533
*	Designer Brands Inc. Class A	907,481	15,790
*	American Axle & Manufacturing Holdings Inc.	1,590,832	15,367
	Sonic Automotive Inc. Class A	307,168	15,226
*	Vista Outdoor Inc.	431,631	13,842
*	Zumiez Inc.	320,351	13,743
*	At Home Group Inc.	476,200	13,667
	Guess? Inc.	565,342	13,286
	Aaron's Co. Inc.	507,223	13,026
*	Lions Gate Entertainment Corp. Class A	870,099	13,008
	Knoll Inc.	748,759	12,362
*	Cars.com Inc.	949,104	12,300
*	WW International Inc.	375,992	11,761
	Interface Inc. Class A	868,346	10,837
*	Clear Channel Outdoor Holdings Inc.	5,209,792	9,378
*	MSG Networks Inc. Class A	610,891	9,188
*	elf Beauty Inc.	342,053	9,177
	Inter Parfums Inc.	128,498	9,114
*	Tenneco Inc. Class A	831,706	8,916
*	Stride Inc.	293,547	8,839
*,1	Lordstown Motors Corp.	733,041	8,628
	Scholastic Corp.	267,550	8,056
	Dillard's Inc. Class A	79,435	7,671
*	Children's Place Inc.	103,167	7,191
*,1	Canoo Inc.	779,668	7,040
*	Central Garden & Pet Co.	120,157	6,970
	Smith & Wesson Brands Inc.	394,741	6,888
	Rush Enterprises Inc. Class B	139,214	6,277
*,1	XL Fleet Corp.	675,844	6,069
	Caleres Inc.	264,199	5,760
*	Genesco Inc.	104,353	4,957
	Systemax Inc.	112,447	4,624
*	American Public Education Inc.	125,782	4,482
*	El Pollo Loco Holdings Inc.	267,922	4,319
*	ACV Auctions Inc. Class A	121,977	4,222
*,1	Dream Finders Homes Inc. Class A	130,778	3,148
*	Lands' End Inc.	95,938	2,380
*	Vizio Holding Corp. Class A	96,883	2,349
*	Cricut Inc. Class A	113,033	2,237
*	Sun Country Airlines Holdings Inc.	61,863	2,121
*,1	ContextLogic Inc. Class A	25,718	406
*	Coursera Inc.	1,453	65
			7,793,181
Consumer Staples (3.5%)
*	Darling Ingredients Inc.	2,396,635	176,344

		Shares	Market Value ($000)
	Bunge Ltd.	1,968,465	156,040
*	Performance Food Group Co.	1,978,936	114,007
*	US Foods Holding Corp.	2,943,441	112,204
	Ingredion Inc.	943,228	84,815
*	Molson Coors Beverage Co. Class B	1,331,597	68,111
	Flowers Foods Inc.	2,819,801	67,111
*	Herbalife Nutrition Ltd.	1,392,743	61,782
*	Hain Celestial Group Inc.	1,254,446	54,694
	Spectrum Brands Holdings Inc.	598,598	50,881
	Energizer Holdings Inc.	1,009,892	47,930
*	Sprouts Farmers Market Inc.	1,742,691	46,390
*	Grocery Outlet Holding Corp.	1,251,785	46,178
*	TreeHouse Foods Inc.	825,790	43,139
	Nu Skin Enterprises Inc. Class A	751,634	39,754
	Edgewell Personal Care Co.	803,109	31,803
[1]	B&G Foods Inc.	949,716	29,498
*	United Natural Foods Inc.	829,784	27,333
	Vector Group Ltd.	1,925,560	26,862
*	Hostess Brands Inc. Class A	1,836,865	26,341
	Core-Mark Holding Co. Inc.	665,306	25,741
	Lancaster Colony Corp.	142,669	25,019
	Sanderson Farms Inc.	149,014	23,213
	Reynolds Consumer Products Inc.	778,650	23,188
*	Cal-Maine Foods Inc.	585,811	22,507
	Universal Corp.	344,051	20,296
*	Pilgrim's Pride Corp.	720,034	17,130
*	Rite Aid Corp.	775,729	15,871
	Fresh Del Monte Produce Inc.	525,928	15,057
	Weis Markets Inc.	239,048	13,511
	Seaboard Corp.	3,428	12,649
	Andersons Inc.	440,261	12,054
	ACCO Brands Corp.	1,332,999	11,251
*,1	AppHarvest Inc.	432,093	7,907
	Tootsie Roll Industries Inc.	229,383	7,600
*	Hydrofarm Holdings Group Inc.	61,889	3,733
*	Duckhorn Portfolio Inc.	127,461	2,139
			1,570,083
Energy (4.5%)
	Devon Energy Corp.	9,949,231	217,391
	Diamondback Energy Inc.	2,676,053	196,663
	Marathon Oil Corp.	11,664,007	124,572
	Targa Resources Corp.	3,379,783	107,308
	APA Corp.	5,583,082	99,937
	Ovintiv Inc.	3,836,865	91,394
	Cimarex Energy Co.	1,444,069	85,763
*	NOV Inc.	5,743,147	78,796
	HollyFrontier Corp.	2,162,149	77,362
*	EQT Corp.	4,116,895	76,492
*	First Solar Inc.	704,317	61,487
	Equitrans Midstream Corp.	6,091,347	49,705
	Arcosa Inc.	712,385	46,369
*	Southwestern Energy Co.	9,943,426	46,237
*	SunPower Corp.	1,260,458	42,162
	Antero Midstream Corp.	4,578,986	41,348
	Helmerich & Payne Inc.	1,512,381	40,774
*	Antero Resources Corp.	3,785,230	38,609
*	CNX Resources Corp.	2,598,998	38,205
*	Range Resources Corp.	3,443,910	35,576

		Shares	Market Value ($000)
	Murphy Oil Corp.	2,157,430	35,403
*	ChampionX Corp.	1,475,605	32,065
	World Fuel Services Corp.	890,624	31,350
*	Transocean Ltd.	8,629,626	30,635
	Delek US Holdings Inc.	1,091,253	23,767
*	Magnolia Oil & Gas Corp. Class A	1,941,199	22,285
	Archrock Inc.	2,260,469	21,452
*	Continental Resources Inc.	811,225	20,986
*	Renewable Energy Group Inc.	311,258	20,555
*	PBF Energy Inc. Class A	1,421,811	20,119
	Core Laboratories NV	658,893	18,970
	Patterson-UTI Energy Inc.	2,638,543	18,813
*	NOW Inc.	1,630,297	16,450
	SM Energy Co.	845,129	13,835
*	ProPetro Holding Corp.	1,270,202	13,540
	Warrior Met Coal Inc.	757,531	12,976
*	Helix Energy Solutions Group Inc.	2,113,474	10,673
*	MRC Global Inc.	1,155,543	10,435
*	Arch Resources Inc.	214,059	8,905
*	Dril-Quip Inc.	260,986	8,673
	CVR Energy Inc.	446,708	8,568
*	Oceaneering International Inc.	737,126	8,418
*	RPC Inc.	945,395	5,105
*	Whiting Petroleum Corp. Warrants Exp. 09/01/2025	699	2
*	Whiting Petroleum Corp. Class A Warrants Exp. 09/01/2024	196	1
			2,010,131
Financials (21.6%)
	Signature Bank	801,527	181,225
	LPL Financial Holdings Inc.	1,177,202	167,351
	Brown & Brown Inc.	3,544,032	161,998
	East West Bancorp Inc.	2,092,340	154,415
	Invesco Ltd.	6,105,063	153,970
	Comerica Inc.	2,059,036	147,715
	Apollo Global Management Inc. Class A	3,085,356	145,043
	First Horizon Corp.	8,200,073	138,663
	Zions Bancorp NA	2,424,845	133,269
	American Financial Group Inc.	1,148,445	131,038
	Reinsurance Group of America Inc.	1,004,841	126,660
	Assurant Inc.	855,848	121,334
	RenaissanceRe Holdings Ltd.	749,522	120,111
	Commerce Bancshares Inc.	1,557,521	119,322
	Ares Management Corp. Class A	2,097,801	117,540
	Voya Financial Inc.	1,826,300	116,226
	People's United Financial Inc.	6,278,673	112,388
	Carlyle Group Inc.	2,878,149	105,801
	TCF Financial Corp.	2,256,517	104,838
	Starwood Property Trust Inc.	4,004,194	99,064
	Prosperity Bancshares Inc.	1,299,887	97,349
	SLM Corp.	5,372,304	96,540
	Synovus Financial Corp.	2,076,456	94,998
	Stifel Financial Corp.	1,473,497	94,392
	Old Republic International Corp.	4,270,444	93,266
	First Financial Bankshares Inc.	1,995,823	93,265
*	Athene Holding Ltd. Class A	1,840,523	92,762
	Cullen/Frost Bankers Inc.	840,168	91,377
	Affiliated Managers Group Inc.	597,599	89,060
	Popular Inc.	1,243,586	87,449
	First American Financial Corp.	1,540,978	87,296

		Shares	Market Value ($000)
	Primerica Inc.	580,362	85,789
	Lincoln National Corp.	1,348,155	83,950
	Jefferies Financial Group Inc.	2,761,212	83,112
	South State Corp.	1,048,222	82,296
	New York Community Bancorp Inc.	6,502,919	82,067
	Valley National Bancorp	5,970,912	82,040
	Glacier Bancorp Inc.	1,409,325	80,444
	Janus Henderson Group plc	2,543,970	79,245
	Unum Group	2,705,906	75,305
	CIT Group Inc.	1,458,313	75,118
	Bank OZK	1,808,842	73,891
	United Bankshares Inc.	1,907,953	73,609
	Webster Financial Corp.	1,332,192	73,417
	Kemper Corp.	919,652	73,315
	RLI Corp.	633,786	70,711
	Evercore Inc. Class A	527,188	69,452
	MGIC Investment Corp.	5,001,176	69,266
	New Residential Investment Corp.	6,127,947	68,939
	PacWest Bancorp	1,751,779	66,830
	AGNC Investment Corp.	3,983,064	66,756
	Radian Group Inc.	2,828,619	65,765
	Selective Insurance Group Inc.	884,493	64,161
	Lazard Ltd. Class A	1,473,047	64,092
	Blackstone Mortgage Trust Inc. Class A	2,065,636	64,035
	Wintrust Financial Corp.	837,966	63,518
	Western Alliance Bancorp	669,686	63,245
	Hanover Insurance Group Inc.	483,557	62,601
	UMB Financial Corp.	673,265	62,163
	Community Bank System Inc.	791,657	60,736
	FNB Corp.	4,759,796	60,449
	BankUnited Inc.	1,374,592	60,413
	First Citizens BancShares Inc. Class A	71,570	59,816
	Home BancShares Inc.	2,194,455	59,360
	OneMain Holdings Inc.	1,088,198	58,458
	SEI Investments Co.	953,790	58,114
	Umpqua Holdings Corp.	3,264,420	57,291
*	Brighthouse Financial Inc.	1,290,790	57,117
	Axis Capital Holdings Ltd.	1,121,498	55,593
	Hancock Whitney Corp.	1,277,142	53,653
	Eastern Bankshares Inc.	2,757,710	53,196
	Bank of Hawaii Corp.	591,618	52,944
*	Texas Capital Bancshares Inc.	745,272	52,855
	First Hawaiian Inc.	1,919,017	52,523
	White Mountains Insurance Group Ltd.	45,801	51,064
*	Cannae Holdings Inc.	1,282,311	50,805
*	Enstar Group Ltd.	205,811	50,780
	BancorpSouth Bank	1,547,392	50,259
	Investors Bancorp Inc.	3,296,871	48,431
	CNO Financial Group Inc.	1,988,775	48,307
	Associated Banc-Corp	2,257,079	48,166
	Assured Guaranty Ltd.	1,133,996	47,945
	Artisan Partners Asset Management Inc. Class A	909,753	47,462
	Old National Bancorp	2,442,590	47,240
	Moelis & Co. Class A	857,159	47,041
	Columbia Banking System Inc.	1,057,622	45,573
	Cathay General Bancorp	1,115,889	45,506
	Simmons First National Corp. Class A	1,516,625	44,998
	Atlantic Union Bankshares Corp.	1,163,169	44,619

		Shares	Market Value ($000)
	American Equity Investment Life Holding Co.	1,414,613	44,603
	United Community Banks Inc.	1,280,117	43,678
	Federated Hermes Inc. Class B	1,394,972	43,663
	Chimera Investment Corp.	3,407,850	43,280
	Walker & Dunlop Inc.	415,441	42,682
	CVB Financial Corp.	1,903,114	42,040
	Independent Bank Corp. (Massachusetts)	487,119	41,011
	Fulton Financial Corp.	2,397,634	40,832
	International Bancshares Corp.	841,805	39,077
	FirstCash Inc.	573,922	37,689
	PennyMac Financial Services Inc.	560,984	37,513
	Navient Corp.	2,615,563	37,429
	Essent Group Ltd.	787,741	37,410
	First Merchants Corp.	797,109	37,066
	First Midwest Bancorp Inc.	1,689,447	37,016
	BOK Financial Corp.	411,695	36,773
	Cadence Bancorp Class A	1,769,536	36,682
	First Bancorp	3,227,176	36,338
	WSFS Financial Corp.	706,446	35,174
	Flagstar Bancorp Inc.	774,468	34,928
*	Axos Financial Inc.	741,147	34,841
	Washington Federal Inc.	1,121,657	34,547
	WesBanco Inc.	944,682	34,065
	First Financial Bancorp	1,368,152	32,836
	Sterling Bancorp	1,420,944	32,710
	Renasant Corp.	787,989	32,607
	Hilltop Holdings Inc.	912,399	31,140
	BancFirst Corp.	435,169	30,762
	Two Harbors Investment Corp.	4,046,593	29,662
	Towne Bank	965,384	29,348
	Apollo Commercial Real Estate Finance Inc.	2,071,289	28,936
	PennyMac Mortgage Investment Trust	1,460,353	28,623
	Trustmark Corp.	843,831	28,403
	Park National Corp.	216,983	28,056
	Piper Sandler Cos.	254,615	27,919
	First Interstate BancSystem Inc. Class A	605,953	27,898
	MFA Financial Inc.	6,694,536	27,247
*	Open Lending Corp. Class A	755,143	26,747
	Horace Mann Educators Corp.	611,485	26,422
	Banner Corp.	493,966	26,343
	Hope Bancorp Inc.	1,728,561	26,032
	Capitol Federal Financial Inc.	1,939,544	25,689
	Northwest Bancshares Inc.	1,776,802	25,675
	Houlihan Lokey Inc. Class A	380,386	25,299
	Virtus Investment Partners Inc.	106,474	25,075
	Eagle Bancorp Inc.	470,808	25,052
*	PRA Group Inc.	673,621	24,971
	Mercury General Corp.	409,613	24,909
*	Genworth Financial Inc. Class A	7,487,506	24,858
	Great Western Bancorp Inc.	816,422	24,729
	Argo Group International Holdings Ltd.	487,253	24,519
	NBT Bancorp Inc.	613,726	24,488
	Santander Consumer USA Holdings Inc.	900,975	24,380
	Westamerica Bancorp	377,392	23,693
	BGC Partners Inc. Class A	4,767,062	23,025
	Provident Financial Services Inc.	1,028,710	22,920
	Waddell & Reed Financial Inc. Class A	869,202	21,773
	ProAssurance Corp.	795,592	21,290

		Shares	Market Value ($000)
*,1	Lemonade Inc.	223,160	20,783
	First Commonwealth Financial Corp.	1,419,136	20,393
	Ladder Capital Corp. Class A	1,681,508	19,842
	StepStone Group Inc. Class A	550,894	19,430
	Broadmark Realty Capital Inc.	1,856,231	19,416
*	Encore Capital Group Inc.	463,064	18,629
	S&T Bancorp Inc.	551,802	18,485
	iStar Inc.	1,038,962	18,473
	City Holding Co.	221,219	18,091
	Safety Insurance Group Inc.	209,027	17,610
	OFG Bancorp	759,565	17,181
	Employers Holdings Inc.	397,110	17,100
	Brookline Bancorp Inc.	1,092,634	16,389
	Boston Private Financial Holdings Inc.	1,216,277	16,201
	Berkshire Hills Bancorp Inc.	721,741	16,109
	Nelnet Inc. Class A	221,199	16,090
	Tompkins Financial Corp.	187,539	15,509
[1]	GCM Grosvenor Inc. Class A	1,287,958	15,327
	Heartland Financial USA Inc.	294,306	14,792
[1]	Invesco Mortgage Capital Inc.	3,416,318	13,699
*	Columbia Financial Inc.	751,938	13,144
	American National Group Inc.	119,628	12,904
*	SiriusPoint Ltd.	1,246,011	12,672
	United Fire Group Inc.	351,048	12,216
	WisdomTree Investments Inc.	1,878,539	11,741
	ARMOUR Residential REIT Inc.	961,216	11,727
*	LendingClub Corp.	701,225	11,584
	National Western Life Group Inc. Class A	45,851	11,417
*	Ambac Financial Group Inc.	678,066	11,351
*	Blucora Inc.	678,122	11,284
	Northfield Bancorp Inc.	691,335	11,006
	Central Pacific Financial Corp.	398,060	10,620
	TPG RE Finance Trust Inc.	852,821	9,552
	Capstead Mortgage Corp.	1,438,049	8,959
*	World Acceptance Corp.	65,043	8,440
	FBL Financial Group Inc. Class A	145,351	8,128
*	Oscar Health Inc. Class A	297,346	7,993
	KKR Real Estate Finance Trust Inc.	407,637	7,496
*,1	Romeo Power Inc.	652,553	5,436
	State Auto Financial Corp.	258,481	5,095
	Granite Point Mortgage Trust Inc.	413,914	4,955
*	AssetMark Financial Holdings Inc.	136,926	3,196
*	MetroMile Inc.	232,906	2,397
	Associated Capital Group Inc. Class A	24,361	874
*	loanDepot Inc. Class A	22,034	439
*,2	Frontier Financial Corp.	2	—
			9,658,119
Health Care (6.8%)
*	Molina Healthcare Inc.	857,333	200,410
*	Novavax Inc.	791,241	143,460
*	Jazz Pharmaceuticals plc	791,342	130,073
	Encompass Health Corp.	1,469,892	120,384
	STERIS plc	630,023	120,007
*	Mirati Therapeutics Inc.	673,091	115,300
*	United Therapeutics Corp.	658,029	110,069
	PerkinElmer Inc.	826,598	106,044
*	Envista Holdings Corp.	2,367,098	96,578
*	Bridgebio Pharma Inc.	1,538,395	94,765

		Shares	Market Value ($000)
*	Pacific Biosciences of California Inc.	2,609,911	86,936
*	TG Therapeutics Inc.	1,797,695	86,649
	Perrigo Co. plc	2,015,954	81,586
*	Tenet Healthcare Corp.	1,568,471	81,560
*	Denali Therapeutics Inc.	1,328,743	75,871
*	Acadia Healthcare Co. Inc.	1,313,946	75,079
*	Iovance Biotherapeutics Inc.	1,950,926	61,766
	Premier Inc. Class A	1,804,621	61,086
	Hill-Rom Holdings Inc.	490,054	54,141
*	Kodiak Sciences Inc.	449,807	51,004
*	Select Medical Holdings Corp.	1,492,746	50,903
*	Turning Point Therapeutics Inc.	533,880	50,500
*	10X Genomics Inc. Class A	269,950	48,861
*	Integer Holdings Corp.	486,602	44,816
	Patterson Cos. Inc.	1,283,834	41,018
*	Reata Pharmaceuticals Inc. Class A	392,993	39,181
*	Karuna Therapeutics Inc.	322,655	38,793
*	Prestige Consumer Healthcare Inc.	737,923	32,528
*	Magellan Health Inc.	345,657	32,229
*	Myriad Genetics Inc.	1,057,545	32,202
*	Avanos Medical Inc.	709,492	31,033
	Healthcare Services Group Inc.	1,099,112	30,808
*	MEDNAX Inc.	1,201,803	30,610
*	Sage Therapeutics Inc.	390,507	29,229
	CONMED Corp.	214,362	27,994
*	Endo International plc	3,406,360	25,241
*	Axsome Therapeutics Inc.	416,187	23,565
*,1	Clover Health Investments Corp.	2,593,505	19,607
	Owens & Minor Inc.	516,065	19,399
*	Madrigal Pharmaceuticals Inc.	165,278	19,333
*	ALX Oncology Holdings Inc.	234,708	17,307
*	Meridian Bioscience Inc.	637,606	16,737
*	Maravai LifeSciences Holdings Inc. Class A	458,602	16,345
*	Brookdale Senior Living Inc.	2,565,652	15,522
*	SpringWorks Therapeutics Inc.	198,305	14,589
*	NextGen Healthcare Inc.	798,815	14,459
	National HealthCare Corp.	182,164	14,192
*	Tivity Health Inc.	612,153	13,663
*	Multiplan Corp.	2,456,873	13,636
*,1	Butterfly Network Inc.	788,349	13,268
*	Kymera Therapeutics Inc.	327,260	12,717
*	Aerie Pharmaceuticals Inc.	692,913	12,382
*	Outset Medical Inc.	221,930	12,071
*	Varex Imaging Corp.	579,047	11,865
*	Amneal Pharmaceuticals Inc.	1,749,868	11,777
*,1	OPKO Health Inc.	2,728,387	11,705
*	NGM Biopharmaceuticals Inc.	389,316	11,317
*,1	Atea Pharmaceuticals Inc.	182,478	11,268
*	Stoke Therapeutics Inc.	271,369	10,540
*	Forma Therapeutics Holdings Inc.	362,513	10,158
*	Surgery Partners Inc.	215,521	9,539
*	Immunovant Inc.	577,162	9,258
*	Allovir Inc.	383,445	8,973
*	AnaptysBio Inc.	380,992	8,210
*	Zogenix Inc.	412,736	8,057
*,1	Hims & Hers Health Inc.	600,483	7,944
*	American Well Corp. Class A	447,745	7,777
*	Black Diamond Therapeutics Inc.	320,518	7,776

		Shares	Market Value ($000)
*	Certara Inc.	282,475	7,712
*	Kiniksa Pharmaceuticals Ltd. Class A	399,720	7,399
	Phibro Animal Health Corp. Class A	301,008	7,345
*	Sana Biotechnology Inc.	207,079	6,931
*	Nuvation Bio Inc.	637,894	6,666
*	G1 Therapeutics Inc.	247,279	5,950
*	Harmony Biosciences Holdings Inc.	167,479	5,533
*	Signify Health Inc. Class A	187,699	5,492
*	Olema Pharmaceuticals Inc.	147,926	4,908
*	Vaxcyte Inc.	243,864	4,816
*	Pulmonx Corp.	91,567	4,188
*	Cerevel Therapeutics Holdings Inc.	288,277	3,958
*,1	Silverback Therapeutics Inc.	89,650	3,911
*	Innovage Holding Corp.	147,054	3,793
*	Praxis Precision Medicines Inc.	84,068	2,754
*	Vor BioPharma Inc.	63,459	2,735
*	Instil Bio Inc.	101,207	2,538
*	Alignment Healthcare Inc.	29,103	638
*,1,2	Synergy Pharmaceuticals LLC	1,169,882	—
			3,040,937
Industrials (19.8%)
	IDEX Corp.	1,121,533	234,759
*	Howmet Aerospace Inc.	5,767,458	185,308
	Quanta Services Inc.	2,053,277	180,647
	RPM International Inc.	1,921,605	176,499
	Allegion plc	1,340,733	168,423
	Booz Allen Hamilton Holding Corp. Class A	2,035,639	163,930
	Pentair plc	2,455,118	153,003
	Owens Corning	1,550,980	142,830
*	Builders FirstSource Inc.	3,032,312	140,608
*	AECOM	2,184,854	140,071
	AptarGroup Inc.	964,345	136,619
*	Sensata Technologies Holding plc	2,330,530	135,054
	Carlisle Cos. Inc.	787,092	129,540
	AGCO Corp.	885,974	127,270
	Robert Half International Inc.	1,589,602	124,100
	Oshkosh Corp.	1,011,163	119,985
	Huntington Ingalls Industries Inc.	565,864	116,483
	ITT Inc.	1,279,215	116,293
	Brunswick Corp.	1,150,024	109,678
	Tetra Tech Inc.	801,774	108,817
	Donaldson Co. Inc.	1,867,131	108,592
	Lincoln Electric Holdings Inc.	882,331	108,474
	Knight-Swift Transportation Holdings Inc. Class A	2,203,336	105,958
	Sealed Air Corp.	2,292,077	105,023
	Sonoco Products Co.	1,485,513	94,033
	MDU Resources Group Inc.	2,960,900	93,594
*	Axalta Coating Systems Ltd.	3,108,879	91,961
	EMCOR Group Inc.	811,581	91,027
	Acuity Brands Inc.	532,208	87,814
	Louisiana-Pacific Corp.	1,572,013	87,184
	CoreLogic Inc.	1,079,541	85,554
	Regal Beloit Corp.	599,354	85,516
	MSA Safety Inc.	548,274	82,252
	ManpowerGroup Inc.	812,420	80,348
	KBR Inc.	2,080,879	79,885
*	Mohawk Industries Inc.	414,809	79,772
	Rexnord Corp.	1,677,012	78,971

		Shares	Market Value ($000)
	Air Lease Corp. Class A	1,600,071	78,403
	Alliance Data Systems Corp.	696,049	78,020
*	MasTec Inc.	818,385	76,683
	Spirit AeroSystems Holdings Inc. Class A	1,559,025	75,847
*	Vontier Corp.	2,488,285	75,320
	Hubbell Inc. Class B	401,085	74,959
	Flowserve Corp.	1,924,146	74,676
	Valmont Industries Inc.	313,530	74,517
*	XPO Logistics Inc.	603,958	74,468
*	Colfax Corp.	1,666,265	72,999
	Graphic Packaging Holding Co.	3,957,516	71,868
	Curtiss-Wright Corp.	604,407	71,683
*	FTI Consulting Inc.	505,531	70,830
	nVent Electric plc	2,485,261	69,364
	Crane Co.	730,009	68,555
*	Middleby Corp.	410,574	68,053
	Allison Transmission Holdings Inc.	1,652,544	67,473
*	WESCO International Inc.	738,845	63,932
	Ryder System Inc.	793,081	59,997
*	Resideo Technologies Inc.	2,113,953	59,719
	MSC Industrial Direct Co. Inc. Class A	655,630	59,131
	Brink's Co.	730,074	57,844
	EnerSys	630,630	57,261
	Triton International Ltd.	993,330	54,623
*	Kirby Corp.	890,214	53,662
	Woodward Inc.	442,968	53,435
	Altra Industrial Motion Corp.	955,822	52,876
	Applied Industrial Technologies Inc.	573,672	52,302
	ABM Industries Inc.	990,506	50,526
	UniFirst Corp.	224,740	50,277
	Korn Ferry	797,669	49,751
*	Atkore Inc.	688,799	49,525
	Kennametal Inc.	1,235,683	49,390
	HB Fuller Co.	771,059	48,507
	Watts Water Technologies Inc. Class A	406,993	48,355
	Silgan Holdings Inc.	1,144,773	48,115
	GATX Corp.	518,124	48,051
*	Fluor Corp.	2,079,431	48,014
	Hillenbrand Inc.	998,450	47,636
*	Summit Materials Inc. Class A	1,689,271	47,333
	Terex Corp.	973,806	44,863
*	Beacon Roofing Supply Inc.	820,039	42,904
	ESCO Technologies Inc.	384,870	41,908
	Matson Inc.	604,803	40,340
	Werner Enterprises Inc.	854,561	40,310
*,3	API Group Corp.	1,916,077	39,624
	EVERTEC Inc.	1,063,092	39,568
*	Allegheny Technologies Inc.	1,874,820	39,484
	SPX FLOW Inc.	623,098	39,461
*	SPX Corp.	662,021	38,576
*	Herc Holdings Inc.	368,943	37,385
	Brady Corp. Class A	681,066	36,403
	Moog Inc. Class A	434,357	36,117
	Barnes Group Inc.	711,332	35,239
	ManTech International Corp. Class A	404,829	35,200
	Trinity Industries Inc.	1,230,951	35,070
	Macquarie Infrastructure Corp.	1,097,667	34,917
*	Green Dot Corp. Class A	755,816	34,609

		Shares	Market Value ($000)
*	O-I Glass Inc.	2,336,055	34,433
*	Navistar International Corp.	735,208	32,371
	Armstrong World Industries Inc.	353,562	31,852
*	Hub Group Inc. Class A	472,385	31,782
*	Meritor Inc.	1,072,926	31,565
*	JELD-WEN Holding Inc.	1,110,831	30,759
*	Welbilt Inc.	1,882,553	30,591
	Belden Inc.	662,502	29,395
	McGrath RentCorp	356,326	28,738
	Otter Tail Corp.	611,578	28,237
	TTEC Holdings Inc.	275,987	27,723
	Granite Construction Inc.	676,352	27,223
	Deluxe Corp.	620,759	26,047
	EnPro Industries Inc.	303,482	25,878
*	Sykes Enterprises Inc.	585,484	25,808
*	Atlas Air Worldwide Holdings Inc.	423,950	25,624
	Astec Industries Inc.	334,627	25,238
	ArcBest Corp.	357,492	25,157
*	GMS Inc.	599,007	25,009
	Primoris Services Corp.	753,420	24,961
*	OSI Systems Inc.	239,393	23,006
	Schneider National Inc. Class B	904,379	22,582
	Greenbrier Cos. Inc.	462,520	21,840
	Griffon Corp.	792,713	21,538
	Greif Inc. Class A	372,756	21,247
	Kaman Corp.	408,894	20,972
*	AAR Corp.	495,286	20,629
*	Ferro Corp.	1,214,923	20,484
*	Cardtronics plc Class A	525,510	20,390
	Encore Wire Corp.	289,545	19,437
*	TriMas Corp.	638,431	19,357
	Comfort Systems USA Inc.	255,591	19,111
	Maxar Technologies Inc.	503,566	19,045
	ADT Inc.	2,251,129	19,000
	AZZ Inc.	376,533	18,958
	Albany International Corp. Class A	226,652	18,919
*,1	Danimer Scientific Inc.	468,942	17,703
*,1	Nikola Corp.	1,272,349	17,673
	Standex International Corp.	181,907	17,385
	H&E Equipment Services Inc.	456,875	17,361
*	Huron Consulting Group Inc.	336,749	16,965
*	MTS Systems Corp.	287,883	16,755
	Kforce Inc.	292,363	15,671
*	Conduent Inc.	2,343,370	15,607
	Apogee Enterprises Inc.	363,823	14,873
	Wabash National Corp.	743,056	13,969
	Hyster-Yale Materials Handling Inc.	153,462	13,370
	Quanex Building Products Corp.	493,868	12,954
*,1	Desktop Metal Inc. Class A	854,128	12,727
*	Aegion Corp. Class A	432,673	12,439
	Enerpac Tool Group Corp. Class A	444,594	11,613
*	Tutor Perini Corp.	603,867	11,443
*	TrueBlue Inc.	503,248	11,082
*	Kelly Services Inc. Class A	482,679	10,749
*	BrightView Holdings Inc.	623,613	10,520
*	CIRCOR International Inc.	296,164	10,312
*	Gates Industrial Corp. plc	642,666	10,276
*,1	Hyliion Holdings Corp.	810,243	8,645

		Shares	Market Value ($000)
	National Presto Industries Inc.	78,103	7,972
	REV Group Inc.	379,415	7,270
*	Triumph Group Inc.	384,853	7,074
*	Advantage Solutions Inc.	585,411	6,914
*	BTRS Holdings Inc.	459,118	6,643
*	Hayward Holdings Inc.	339,159	5,725
*,1	Velodyne Lidar Inc.	496,702	5,662
	Greif Inc. Class B	97,026	5,554
	Kronos Worldwide Inc.	347,522	5,317
	Gorman-Rupp Co.	156,655	5,187
*	Vivint Smart Home Inc.	303,437	4,345
	International Seaways Inc.	175,787	3,407
*	Diversey Holdings Ltd.	20,150	296
			8,868,197
Other (0.0%)[4]
*,2	Spirit MTA REIT	334,911	90
Real Estate (8.9%)
	VICI Properties Inc.	7,924,316	223,783
	Medical Properties Trust Inc.	8,544,159	181,820
	Gaming & Leisure Properties Inc.	3,268,838	138,697
*	Jones Lang LaSalle Inc.	755,585	135,280
	Omega Healthcare Investors Inc.	3,426,876	125,526
	Vornado Realty Trust	2,688,555	122,033
	Federal Realty Investment Trust	1,133,494	114,993
	National Retail Properties Inc.	2,591,824	114,222
	Kimco Realty Corp.	6,073,096	113,871
	Life Storage Inc.	1,113,739	95,726
	Apartment Income REIT Corp.	2,196,679	93,930
	Brixmor Property Group Inc.	4,382,160	88,651
	First Industrial Realty Trust Inc.	1,905,297	87,244
	EastGroup Properties Inc.	585,420	83,879
	Cousins Properties Inc.	2,193,349	77,535
	Douglas Emmett Inc.	2,460,788	77,269
*	Park Hotels & Resorts Inc.	3,481,473	75,130
	SL Green Realty Corp.	1,041,542	72,898
	Highwoods Properties Inc.	1,534,049	65,872
	Rayonier Inc.	2,040,489	65,806
	VEREIT Inc.	1,690,430	65,284
	Agree Realty Corp.	936,918	63,064
	Healthcare Realty Trust Inc.	2,068,263	62,710
	Lamar Advertising Co. Class A	638,532	59,971
	Sabra Health Care REIT Inc.	3,111,328	54,013
	EPR Properties	1,104,772	51,471
	PotlatchDeltic Corp.	938,558	49,668
	Weingarten Realty Investors	1,786,902	48,086
	Equity Commonwealth	1,706,957	47,453
*	Outfront Media Inc.	2,133,540	46,575
	National Health Investors Inc.	634,300	45,847
	Apple Hospitality REIT Inc.	3,133,546	45,656
	Lexington Realty Trust	4,094,806	45,493
	Corporate Office Properties Trust	1,657,701	43,647
*	Sunstone Hotel Investors Inc.	3,186,715	39,706
	RLJ Lodging Trust	2,439,483	37,763
	Kennedy-Wilson Holdings Inc.	1,775,921	35,891
	SITE Centers Corp.	2,466,550	33,446
	Retail Properties of America Inc. Class A	3,172,207	33,245
*	Xenia Hotels & Resorts Inc.	1,681,151	32,782

		Shares	Market Value ($000)
	Brandywine Realty Trust	2,524,245	32,588
*	DiamondRock Hospitality Co.	3,106,996	32,002
	Piedmont Office Realty Trust Inc. Class A	1,833,454	31,847
	Hudson Pacific Properties Inc.	1,116,098	30,280
	JBG SMITH Properties	926,156	29,442
	Columbia Property Trust Inc.	1,702,838	29,119
	Service Properties Trust	2,438,596	28,922
	Empire State Realty Trust Inc. Class A	2,521,203	28,061
	Washington REIT	1,252,001	27,669
	Urban Edge Properties	1,639,783	27,089
*	Cushman & Wakefield plc	1,638,096	26,734
	Retail Opportunity Investments Corp.	1,658,303	26,317
*	Realogy Holdings Corp.	1,709,724	25,868
[1]	Macerich Co.	2,176,213	25,462
	LTC Properties Inc.	581,107	24,244
	Acadia Realty Trust	1,277,332	24,231
	Global Net Lease Inc.	1,325,222	23,933
	Pebblebrook Hotel Trust	971,515	23,598
*	Colony Capital Inc.	3,576,201	23,174
	Newmark Group Inc. Class A	2,229,785	22,309
	Industrial Logistics Properties Trust	963,765	22,292
	American Assets Trust Inc.	672,507	21,816
[1]	Tanger Factory Outlet Centers Inc.	1,310,106	19,822
	Office Properties Income Trust	719,019	19,787
	Uniti Group Inc.	1,718,884	18,959
	Mack-Cali Realty Corp.	1,139,697	17,642
	Alexander & Baldwin Inc.	1,015,637	17,053
	Diversified Healthcare Trust	3,521,143	16,831
*	CoreCivic Inc.	1,772,088	16,037
	American Finance Trust Inc. Class A	1,610,036	15,811
	Getty Realty Corp.	547,614	15,508
	RPT Realty	1,198,818	13,679
	Apartment Investment & Management Co. Class A	2,200,212	13,509
[1]	GEO Group Inc.	1,708,234	13,256
	Centerspace	192,062	13,060
	Colony Credit Real Estate Inc.	1,237,930	10,547
	Brookfield Property REIT Inc. Class A	521,589	9,363
*	Seritage Growth Properties Class A	487,886	8,953
*	Summit Hotel Properties Inc.	789,546	8,022
	Franklin Street Properties Corp.	1,432,887	7,809
	Saul Centers Inc.	190,767	7,652
*	Forestar Group Inc.	251,765	5,861
	RMR Group Inc. Class A	101,747	4,152
	Urstadt Biddle Properties Inc. Class A	231,743	3,859
	Urstadt Biddle Properties Inc.	13,768	189
			3,960,294
Technology (6.3%)
*	Nuance Communications Inc.	4,217,933	184,071
*	ON Semiconductor Corp.	3,042,977	126,618
*	Arrow Electronics Inc.	1,102,592	122,189
*	DXC Technology Co.	3,761,195	117,575
*	Concentrix Corp.	768,591	115,073
	Jabil Inc.	1,996,461	104,135
	Leidos Holdings Inc.	1,049,256	101,022
*	F5 Networks Inc.	455,327	94,990
*	CACI International Inc. Class A	373,078	92,023
*	Change Healthcare Inc.	3,376,835	74,628
*	Cirrus Logic Inc.	857,623	72,718

		Shares	Market Value ($000)
*	NCR Corp.	1,907,574	72,392
	Science Applications International Corp.	859,713	71,863
	SYNNEX Corp.	609,410	69,985
*	Synaptics Inc.	516,387	69,929
	Avnet Inc.	1,473,443	61,163
*	Dun & Bradstreet Holdings Inc.	2,536,910	60,404
*	Teradata Corp.	1,534,037	59,122
	Perspecta Inc.	2,021,816	58,734
	Xerox Holdings Corp.	2,344,820	56,909
*	Cerence Inc.	557,107	49,906
*	Insight Enterprises Inc.	518,629	49,488
	Vishay Intertechnology Inc.	1,959,749	47,191
*	Verint Systems Inc.	874,395	39,776
*	Covetrus Inc.	1,319,395	39,542
*	Plexus Corp.	426,106	39,134
*	Sanmina Corp.	912,039	37,740
	Xperi Holding Corp.	1,562,927	34,025
*	Allscripts Healthcare Solutions Inc.	2,219,785	33,330
*	SVMK Inc.	1,813,731	33,228
*	Avaya Holdings Corp.	1,177,850	33,015
*	Rambus Inc.	1,685,379	32,764
*,1	Skillz Inc. Class A	1,712,348	32,603
*	NetScout Systems Inc.	1,031,096	29,036
	Progress Software Corp.	654,577	28,841
*	Sprout Social Inc. Class A	489,559	28,277
	Amkor Technology Inc.	1,085,543	25,738
*	Blackbaud Inc.	358,363	25,472
*	Schrodinger Inc.	331,994	25,328
*	Super Micro Computer Inc.	637,220	24,890
*	LiveRamp Holdings Inc.	468,501	24,306
*	Workiva Inc. Class A	260,800	23,018
*	Unisys Corp.	883,672	22,463
	Methode Electronics Inc.	526,167	22,089
*	TTM Technologies Inc.	1,507,474	21,858
*	Jamf Holding Corp.	603,150	21,303
	Pitney Bowes Inc.	2,553,790	21,043
	CSG Systems International Inc.	456,588	20,496
*,1	C3.ai Inc. Class A	278,750	18,372
*,1	JFrog Ltd.	407,041	18,060
*	Allegro MicroSystems Inc.	701,492	17,783
*	Groupon Inc. Class A	339,255	17,148
	Benchmark Electronics Inc.	514,947	15,922
*	ScanSource Inc.	376,526	11,277
	McAfee Corp. Class A	475,461	10,812
*	Diebold Nixdorf Inc.	547,474	7,736
*,1	E2open Parent Holdings Inc.	687,927	6,852
	Ebix Inc.	193,628	6,202
*	Sumo Logic Inc.	301,247	5,682
*	DigitalOcean Holdings Inc.	116,433	4,905
*,1	Viant Technology Inc. Class A	80,417	4,253
*	Olo Inc. Class A	133,022	3,510
*	ON24 Inc.	68,438	3,320
	Bentley Systems Inc. Class B	6,370	299
*	SEMrush Holdings Inc. Class A	7,351	88
			2,803,664
Telecommunications (1.1%)
*	Iridium Communications Inc.	1,784,804	73,623
	Juniper Networks Inc.	2,423,683	61,392

		Shares	Market Value ($000)
*	Viavi Solutions Inc.	3,382,939	53,112
*	8x8 Inc.	1,508,459	48,934
*	CommScope Holding Co. Inc.	2,967,345	45,579
*	Vonage Holdings Corp.	3,508,028	41,465
	Telephone & Data Systems Inc.	1,423,746	32,689
	InterDigital Inc.	456,334	28,954
*	Plantronics Inc.	548,941	21,359
*	NETGEAR Inc.	429,352	17,646
*,1	fuboTV Inc.	721,136	15,952
*	EchoStar Corp. Class A	652,154	15,652
	ADTRAN Inc.	710,529	11,852
*	United States Cellular Corp.	237,342	8,658
			476,867
Utilities (4.0%)
	Atmos Energy Corp.	1,895,367	187,357
	Essential Utilities Inc.	3,624,816	162,210
	UGI Corp.	3,085,828	126,550
	OGE Energy Corp.	2,955,530	95,641
*	Stericycle Inc.	1,354,263	91,426
	IDACORP Inc.	744,663	74,444
	Hawaiian Electric Industries Inc.	1,530,985	68,022
	NRG Energy Inc.	1,802,524	68,009
	Pinnacle West Capital Corp.	831,488	67,642
	National Fuel Gas Co.	1,283,703	64,172
	Portland General Electric Co.	1,321,666	62,739
	PNM Resources Inc.	1,267,314	62,162
	Black Hills Corp.	926,577	61,868
	ONE Gas Inc.	787,863	60,595
	New Jersey Resources Corp.	1,423,765	56,765
	Southwest Gas Holdings Inc.	798,600	54,872
	Spire Inc.	728,694	53,843
	ALLETE Inc.	768,973	51,667
	Avista Corp.	1,024,546	48,922
	NorthWestern Corp.	747,776	48,755
	American States Water Co.	545,169	41,226
	MGE Energy Inc.	534,540	38,161
	Clearway Energy Inc. Class C	1,202,347	33,834
	South Jersey Industries Inc.	1,488,043	33,600
	Northwest Natural Holding Co.	453,405	24,461
	California Water Service Group	367,972	20,732
*	Harsco Corp.	1,165,624	19,990
	Clearway Energy Inc. Class A	514,130	13,630
			1,793,295
Total Common Stocks (Cost $31,208,151)			44,610,555

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[5,6]	Vanguard Market Liquidity Fund (Cost $466,230)	0.081%	4,662,801	466,280
Total Investments (100.9%) (Cost $31,674,381)				45,076,835
Other Assets and Liabilities—Net (-0.9%)				(382,403)
Net Assets (100%)				44,694,432
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $376,446,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate value of these securities was $39,624,000, representing 0.1% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $393,684,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2021	517	57,452	739

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alcoa Corp.	9/2/21	BOANA	3,069	(0.119)	991	—
National Fuel Gas Co.	9/2/21	BOANA	1,717	(0.111)	32	—
National Fuel Gas Co.	9/2/21	BOANA	1,497	(0.108)	3	—
Novavax Inc.	2/2/22	GSI	32,619	(0.108)	—	(5,424)
					1,026	(5,424)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.

At March 31, 2021, the counterparties had deposited in a segregated account cash of $1,100,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	44,610,465	—	90	44,610,555
Temporary Cash Investments	466,280	—	—	466,280
Total	45,076,745	—	90	45,076,835

Derivative Financial Instruments
Assets
Futures Contracts[1]	739	—	—	739
Swap Contracts	—	1,026	—	1,026
Total	739	1,026	—	1,765
Liabilities
Swap Contracts	—	5,424	—	5,424
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.